Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Research and development expenses, net	$ 1,172		$ 933
Selling and marketing expenses	228		378
General and administrative expenses	13,350		1,200
Listing expenses	16,802
Operating loss	31,552		2,511
Finance expenses	2,496		36
Finance income	1,143		105
Share of net loss of associated companies	104
Loss before income tax	33,009		2,442
Income tax
Loss after income tax for the year attributable to shareholders	(33,009)		(2,442)
Items that will be reclassified to profit or loss:
Foreign currency translation	(165)		(639)
Items that will or may be reclassified to profit or loss:
Other comprehensive loss, net of tax	(165)		(639)
Total comprehensive loss	$ (33,174)		$ (3,081)
Loss per share attributable to shareholders
Basic loss per share attributable to shareholders	$ (39.46)	[1]	$ (3.36)	[2],[3]
Diluted loss per share attributable to shareholders	$ (39.46)	[1]	$ (3.36)	[2],[3]
Loss after income tax for the period attributable to shareholders	$ 33,009		$ 2,442
Total comprehensive loss	$ 33,174		$ 3,081
Security matters limited [member]
IfrsStatementLineItems [Line Items]
Revenue							$ 13
Cost of sales							10
Gross profit							3
Research and development expenses, net					1,898	2,039	1,689
Selling and marketing expenses					569	453	427
General and administrative expenses					2,723	2,482	2,447
Operating loss					(5,190)	(4,974)	(4,560)
Finance expenses					1,128	101	79
Finance income					28	237	67
Share of net loss of associated companies					106	(101)	(1)
Loss before income tax					(6,184)	(4,939)	(4,573)
Income tax
Loss after income tax for the year attributable to shareholders					(6,184)	(4,939)	(4,573)
Items that will be reclassified to profit or loss:
Foreign currency translation					(522)	(7)	388
Items that will or may be reclassified to profit or loss:
Exchange gains arising on translation of foreign operations					(238)	(375)
Other comprehensive loss, net of tax					(760)	(382)	388
Total comprehensive loss					$ (6,944)	$ (5,321)	$ (4,185)
Loss per share attributable to shareholders
Basic loss per share attributable to shareholders					$ (0.04)	$ (0.03)	$ (0.04)
Diluted loss per share attributable to shareholders					$ (0.04)	$ (0.03)	$ (0.04)
Loss after income tax for the period attributable to shareholders					$ 6,184	$ 4,939	$ 4,573
Total comprehensive loss					$ 6,944	$ 5,321	$ 4,185

[1]	After giving effect to the reverse stock split (see also Note 9.1)
[2]	Restated as a result of the SPAC transaction
[3]	Restated as a result of the SPAC transaction and after giving effect to the reverse stock split (see also Note 1 and 9.1)